Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018
ASSETS
Cash and cash equivalents	$ 7,678,821	$ 5,258,809
Cash and securities segregated and on deposit for regulatory purposes or deposited with clearing and depository organizations	796,797	707,960
Financial instruments owned, at fair value (includes securities pledged of $12,058,522 and $13,059,802):
Trading assets	16,895,741	17,463,256
Available for sale securities	0	1,409,886
Total financial instruments owned	16,895,741	18,873,142
Loans to and investments in associated companies	1,652,957	2,417,332
Securities borrowed	7,624,642	6,538,212
Securities purchased under agreements to resell	4,299,598	2,785,758
Securities received as collateral	9,500	0
Receivables	5,744,106	6,287,401
Intangible assets, net and goodwill	1,922,934	1,890,131
Deferred tax asset, net	462,468	512,789
Other assets	2,372,670	1,859,561
Total assets	49,460,234	47,131,095
LIABILITIES
Short-term borrowings	548,490	387,492
Trading liabilities, at fair value	10,532,460	9,478,946
Securities loaned	1,525,140	1,838,688
Securities sold under agreements to repurchase	7,504,670	8,643,069
Other secured financings	3,070,611	1,534,271
Obligation to return securities received as collateral	9,500	0
Payables, expense accruals and other liabilities	8,179,013	7,407,030
Long-term debt	8,337,061	7,617,563
Total liabilities	39,706,945	36,907,059
Commitments and contingencies
MEZZANINE EQUITY
Redeemable noncontrolling interests	26,605	19,779
Mandatorily redeemable convertible preferred shares	125,000	125,000
EQUITY
Common shares, par value $1 per share, authorized 600,000,000 shares; 291,644,153 and 307,515,472 shares issued and outstanding, after deducting 24,818,459 and 109,460,774 shares held in treasury	291,644	307,515
Additional paid-in capital	3,627,711	3,854,847
Accumulated other comprehensive income (loss)	(273,039)	288,286
Retained earnings	5,933,389	5,610,218
Total Jefferies Financial Group Inc. shareholders' equity	9,579,705	10,060,866
Noncontrolling interests	21,979	18,391
Total equity	9,601,684	10,079,257
Total	$ 49,460,234	$ 47,131,095